UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21549
                                                    ---------------------

                          ENERGY INCOME AND GROWTH FUND
     --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
     --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
     --------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-241-4141
                                                            ----------------

                      Date of fiscal year end: NOVEMBER 30
                                              --------------------

                     Date of reporting period: MAY 31, 2006
                                              --------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

--------------------------------------------------------------------------------
                          ENERGY INCOME AND GROWTH FUND
                               SEMI-ANNUAL REPORT
                      FOR THE SIX MONTHS ENDED MAY 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                       ENERGY INCOME AND GROWTH FUND (FEN)
                               SEMI-ANNUAL REPORT
                                  MAY 31, 2006

Shareholder Letter .........................................................   1
Portfolio Commentary .......................................................   2
Portfolio Components .......................................................   4
Portfolio of Investments ...................................................   5
Statement of Assets and Liabilities ........................................   7
Statement of Operations ....................................................   8
Statements of Changes in Net Assets ........................................   9
Statement of Cash Flows ....................................................  10
Financial Highlights .......................................................  11
Notes to Financial Statements ..............................................  12
Additional Information .....................................................  17
   Dividend Reinvestment Plan
   Proxy Voting Policies and Procedures
   Portfolio Holdings
   By-Law Amendments
   Advisory Agreement
   Submission of Matters to a Vote of Shareholders

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This Semi-Annual Report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor") and/or Fiduciary Asset Management, LLC ("Fiduciary") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the Energy Income and Growth Fund's (the "Fund") actual results, performance or achievements to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this Semi-Annual Report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Fiduciary and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the portfolio commentary by James J. Cunnane, Jr., the Senior Portfolio Manager of Fiduciary, the Fund's sub-advisor, you will obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows can help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen, the Advisor's personnel and Mr. Cunnane are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                       ENERGY INCOME AND GROWTH FUND (FEN)
                               SEMI-ANNUAL REPORT
                                  MAY 31, 2006

Dear Shareholders:

We are pleased to report that the Energy Income and Growth Fund (the "Fund") (Amex Symbol: FEN) continued to perform well over the semi-annual period ended May 31, 2006. The Fund invests in master limited partnerships ("MLPs") and related public entities in the energy sector and seeks to provide a high level of after-tax total return with an emphasis on current distributions. The focus on MLPs has provided for net asset value ("NAV") growth and increases in distributions.

First Trust Advisors L.P. ("First Trust"), the Fund's advisor, serves as investment advisor or portfolio supervisor to investment portfolios with approximately $25 billion in assets which it managed or supervised as of May 31, 2006. Fiduciary Asset Management, LLC serves as the Fund's Sub-Advisor and manages a wide range of institutional equity, covered call, and fixed-income products, including a pioneering role in the management of MLP assets. Fiduciary Asset Management currently has approximately $17.4 billion in client assets under management.

I encourage you to read the portfolio commentary found on the following pages. It includes a review of the Fund's performance, details about the MLP market and the manager's outlook for the markets. We thank you for your confidence in the Fund and will work diligently to keep earning it.

Sincerely,

/s/ James A. Bowen

James A. Bowen
President of the Energy Income and Growth Fund
July 14, 2006

[PHOTO OF JAMES J. CUNNANE, JR.]

JAMES J. CUNNANE, JR., CFA
MANAGING DIRECTOR, SENIOR PORTFOLIO MANAGER
MEMBER OF STRATEGY COMMITTEE AND INVESTMENT COMMITTEE

Mr. Cunnane joined Fiduciary Asset Management in 1996 and has 14 years of portfolio management and securities research experience. Mr. Cunnane has managed institutional and private client equity portfolios and has an industry leading role as portfolio manager of the master limited partnership assets of Fiduciary Asset Management, LLC ("Fiduciary"). He is actively involved with the Strategy Committee's macroeconomic assessment and top-down approach to portfolio management. Prior to joining Fiduciary, Mr. Cunnane worked as a research analyst with A.G. Edwards & Sons. Mr. Cunnane also worked as an analyst for Maguire Investment Advisors, where he gained extensive experience in the development of master limited partnership and small- and mid-cap stock portfolios. Mr. Cunnane holds a B.S. in finance from Indiana University, is a Chartered Financial Analyst (CFA) and serves on the investment committee of the Archdiocese of St. Louis.

FIDUCIARY ASSET MANAGEMENT, LLC

Fiduciary Asset Management, LLC was founded in 1994 as an employee-owned investment management firm. The investment manager is a federally-registered investment advisor which manages a broad range of equity and fixed-income strategies, including both traditional and hedged strategies, for institutional and private wealth clients. Prior to 1994, the investment manager was the internal asset management group for a large corporate pension plan for nearly 21 years. It continues to act as such plan's chief investment officer. The investment manager currently supervises and manages approximately $17.4 billion in client assets.

--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

We are pleased with the continued progress of the Energy Income and Growth Fund ("FEN" or the "Fund"). The Fund's focus on Master Limited Partnerships ("MLPs") has provided for net asset value ("NAV") growth and increases in distributions to the shareholders. In our view, the MLPs' combination of high yield, growth potential, tax deferrals, and low correlation to other asset classes continues to make them very attractive in comparison to growth and income alternatives. An investment in the Fund, which produces a Form 1099 and is eligible for ownership in tax-deferred and tax-exempt accounts, is a convenient way to access the MLP market.

The Fund performed well during the semi-annual period. On a NAV basis, the Fund provided a total return of 8.5%, including the reinvestment of dividends. On a market price basis, the Fund provided a total return of 2.1%, including the reinvestment of dividends. This compares to a 2.6% total return for the S&P 500 Index and 0.0% for the SBBIG Index over the same period. While we're pleased with the Fund's positive market price performance, we're disappointed that FEN trades at a significant discount to its NAV. On May 31, 2006, the Fund's NAV was $23.70 per share versus a market price of $20.70 per share.

Underlying our confidence in the Fund's outlook is our opinion that the fundamental state of the MLP market remains strong. Overall MLP distribution growth continues to exceed our expectations, driven by continued strong fundamental operating performance and a growth environment for infrastructure assets in general. Increased distributions provided a boost to MLP unit prices. Investor interest in MLPs continues to expand as the market capitalization and liquidity of the asset class expanded.

The news is not all positive. The MLP market struggled to digest a large amount of new supply in the form of MLP initial public offerings and secondary offerings of existing MLPs late in 2005 and early in 2006. The current schedule of planned MLP equity offerings is large and could cause some pressure in the market over the next few months.

The success of the MLP asset class is dependent on the continued growth of domestic energy infrastructure. We believe that higher levels of energy infrastructure spending typically follow a sustained increase in commodity prices. When commodity prices rise, new regions of undeveloped resources look more attractive, advanced technologies become more economical and politicians create legislation to encourage the development of new supply. We saw all three of these factors at work in the MLP market as crude oil remained near historic high levels.

As oil and gas prices rose, companies expanded exploration and drilling spending. There was a surge in rig counts throughout Texas, the mid-continent and the Rockies. Canadian oil sands spending and development also remains robust. Expanding supply requires more pipelines and transportation capacity to get the oil and gas to market. This demand directly benefited many of the MLPs in the midstream energy sector. We believe that our portfolio of MLPs is well-positioned to benefit from supply growth.

Higher commodity prices make advanced technologies for energy recovery more economical. Producers seek new ways to retrieve high cost reserves and to utilize existing resources. For example, we are seeing increased technology spending in the coal area. Coal to gas and coal to liquids technologies are more feasible at higher commodity price levels and there are several companies focused on expanding their use of these technologies. Our portfolio seeks to own MLPs benefiting from higher utilization of advanced technologies.

--------------------------------------------------------------------------------
                        PORTFOLIO COMMENTARY - CONTINUED
--------------------------------------------------------------------------------

As gasoline prices at the pump neared $3 per gallon, legislation has been enacted to encourage the development of new, domestic supply. Recently passed legislation requires the use of renewable fuel sources, such as ethanol and biodiesel, to approximately double by 2012. Several MLPs are already active in blending ethanol into gasoline supplies and more infrastructure will be needed to handle the increased inventory of these renewable fuel sources. We anticipate that future legislation will expand the opportunities of MLPs to participate in the growing utilization of renewable fuel sources. We are interested in owning MLPs positioned to benefit from legislative change.

We believe our total return focus was an important contributor to the Fund's positive performance. The portfolio is concentrated in larger and stronger MLPs, but we also maintained a substantial position in some of the smaller and faster growing MLPs. On a sector basis, the Fund benefited by its large position in the midstream energy infrastructure MLPs and was hurt by the overweight in coal MLPs, which pulled back in the six months ended May 31, 2006 after a strong upward run in 2005.

MIDSTREAM ENERGY INFRASTRUCTURE MLPS. The midstream energy sector remained the Fund's largest allocation and was also the strongest contributor to positive performance. A variety of factors came together to support the midstream MLPs during the six months ended May 31, 2006. Higher commodity prices enabled energy companies to spend more to find and produce more resources. Expanding supply sources requires infrastructure expansions. In our opinion the resulting organic growth opportunities for MLPs are substantial. Additionally, merger and acquisition levels remained above long-term average levels. High price differentials in a variety of product lines and supply regions boosted profit margins and provided benefits to many midstream MLPs. The result was growing cash flow and higher distributions to unitholders. Higher distributions tend to create more investor demand, which ultimately helps price performance. It is important to note that while we're pleased with the high growth rate of distributions, we don't think that distribution growth is sustainable at current levels over the long term. During the six-month period, the average annualized distribution growth rate was approximately 10%. We think a growth level of about 6% is reasonable to expect over the long term.

COAL MLPS. After a year of strong gains for the Fund, the price of the portfolio's coal MLPs declined and detracted from returns. While we were disappointed with the performance in this brief period, we believe that the valuations of coal MLPs remain reasonable. Fundamentally, we believe the coal demand outlook remains strong. Coal is an abundant resource in the U.S. Oil and natural gas prices remain at elevated levels, therefore, we expect coal to remain the primary fuel source in the baseload generation of electricity. Coal MLPs are subject to price risk. Should the prices of oil and natural gas decline substantially, spot coal prices will most likely decrease and could impact the results of the coal MLPs. We are encouraged by the growing global demand and domestic supply constraints we have witnessed over the last several years. We are optimistic about the prospects of an expanded market for coal-generated energy, aided by higher commodity prices and advancements in coal conversion technologies.

Given the rise in short-term interest rates, there is increased vigilance regarding the use of leverage. The purpose of leverage is to fund the purchase of additional securities that provide increased income and potentially greater appreciation to shareholders than could be achieved from an unleveraged portfolio. Leverage results in greater NAV volatility and entails more downside risk than an unleveraged portfolio.

From a capital appreciation standpoint, the Fund's use of leverage was beneficial. It enabled the Fund to increase its participation in the growing MLP market which performed well. Although the Fund appreciated in value more than it could have without the leverage, the cost of the leverage actually rose faster than the distributions the Fund received from its holdings over the past six months. So, in terms of cash flow, the leverage had a negative impact during this period, but in terms of overall capital appreciation it helped. It is our opinion, that we are nearing the end of the Federal Reserve Board's short-term interest rate tightening cycle. Over the next year, we expect short-term rates to be flat or to trend down slightly, which would potentially enhance the benefits from the Fund's leverage. In the meantime, about 58% of the Fund's leverage is covered by an interest rate cap, which has the effect of capping the interest expense for that portion of the leverage at approximately 5% through 2010.

ENERGY INCOME AND GROWTH FUND
PORTFOLIO COMPONENTS*
MAY 31, 2006 (UNAUDITED)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Oil & Gas Storage & Transportation      79.9%
Oil & Gas Refining & Marketing           4.7%
Coal & Consumable Fuels                 11.3%
Integrated Oil & Gas                     4.1%

* Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.


Page 4                 See Notes to Financial Statements.

ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)

                                                                     MARKET
     SHARES                                                           VALUE
----------------                                                  -------------

MASTER LIMITED PARTNERSHIPS - 151.2%

                  OIL, GAS & CONSUMABLE FUELS - 151.2%
          76,540  Alliance Holdings GP, L.P.* ..................  $   1,690,768
         278,290  Alliance Resource Partners, L.P. .............     10,302,296
         131,300  Atlas Pipeline Partners, L.P. ................      5,381,987
          45,600  Boardwalk Pipeline Partners, L.P. ............      1,056,552
         357,143  Clearwater Natural Resources, L.P. + .........      7,142,860
         293,201  Copano Energy, LLC ...........................     13,680,759
         317,272  Crosstex Energy, L.P. ........................     10,901,466
         100,860  DCP Midstream Partners, L.P. .................      2,866,441
          13,382  Enbridge Energy Partners, L.P. ...............        582,385
         567,370  Energy Transfer Partners, L.P. ...............     25,667,819
         176,425  Enterprise GP Holdings, L.P. .................      6,263,087
         581,798  Enterprise Product Partners, L.P. ............     14,661,309
           4,000  Genesis Energy, L.P. .........................         48,040
          10,901  Global Partners, L.P. ........................        225,215
          73,100  Hiland Partners, L.P. ........................      3,091,399
         250,000  Holly Energy Partners, L.P. ..................     10,030,000
         148,000  Inergy Holdings, L.P. ........................      4,836,640
         385,275  Inergy, L.P. .................................     10,190,524
         430,521  Kinder Morgan Energy Partners, L.P. ..........     20,320,591
          19,950  Kinder Morgan Management, LLC* ...............        867,226
         461,756  Magellan Midstream Partners, L.P. ............     15,995,228
         230,178  MarkWest Energy Partners, L.P. ...............      9,897,654
          25,477  Martin Midstream Partners, L.P. ..............        795,392
         128,169  Natural Resource Partners, L.P. ..............      7,021,098
          58,734  ONEOK Partners, L.P. .........................      2,919,080
         285,143  Pacific Energy Partners, L.P. ................      8,924,976
         344,956  Plains All American Pipeline, L.P. ...........     16,730,366
          52,600  Regency Energy Partners, L.P. ................      1,172,980
          14,000  Teekay LNG Partners, L.P. ....................        430,220
          70,000  U.S. Shipping Partners, L.P. .................      1,456,000
         205,291  Valero, L.P. .................................     10,568,381
         153,600  Williams Partners, L.P. ......................      5,302,272
                                                                  -------------
                                                                    231,021,011
                                                                  -------------

                  TOTAL MASTER LIMITED PARTNERSHIPS ............    231,021,011
                  (Cost $165,014,039)                             -------------

RIGHTS - 0.0%

                  OIL, GAS & CONSUMABLE FUELS - 0.0%
              17  Clearwater Natural Resources, L.P. - Rights +*              0
                                                                  -------------

                  TOTAL RIGHTS .................................              0
                  (Cost $0)                                       -------------


                       See Notes to Financial Statements.                 Page 5

PORTFOLIO OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)

                                                                     MARKET
                                                                      VALUE
                                                                  -------------

                  TOTAL INVESTMENTS - 151.2% ...................  $ 231,021,011
                  (Cost $165,014,039)**

                  NET OTHER ASSETS & LIABILITIES- (12.6)% ......    (19,234,454)

                  ENERGY NOTES SERIES A PAYABLE- (22.2)% .......    (34,000,000)

                  ENERGY NOTES SERIES B PAYABLE- (16.4)% .......    (25,000,000)
                                                                  -------------
                  NET ASSETS - 100.0% ..........................  $ 152,786,557
                                                                  =============

--------------------------------------------------------------------------------

 *    As of May 31, 2006, this security has not paid a distribution to the Fund.
**    Aggregate cost for federal income tax purposes is $155,357,038.
 + Securities are restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. (See
      Note 2C).


Page 6                 See Notes to Financial Statements.

ENERGY INCOME AND GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2006 (UNAUDITED)

ASSETS:
Investments, at value
  (Cost $165,014,039) .....................................................................   $ 231,021,011
Cash ......................................................................................      11,122,743
Prepaid interest rate cap (Cost $463,859) .................................................         766,756
Prepaid expenses ..........................................................................         853,368
Receivables:
   Investment securities sold .............................................................         302,795
   Income taxes ...........................................................................          70,664
   Dividends ..............................................................................          35,502
                                                                                              -------------
     Total Assets .........................................................................     244,172,839
                                                                                              -------------
LIABILITIES:
Energy Notes Series A payable .............................................................      34,000,000
Energy Notes Series B payable .............................................................      25,000,000
Deferred income tax liability .............................................................      23,714,316
Payables:
   Investment securities purchased ........................................................       8,254,973
   Investment advisory fees ...............................................................         133,826
   Audit and legal fees ...................................................................          95,966
   Interest on energy notes ...............................................................          79,654
   Printing fees ..........................................................................          48,803
   Administrative fees ....................................................................          17,672
Accrued expenses ..........................................................................          41,072
                                                                                              -------------
     Total Liabilities ....................................................................      91,386,282
                                                                                              -------------
NET ASSETS ................................................................................   $ 152,786,557
                                                                                              =============
NET ASSETS CONSIST OF:

Accumulated net investment loss, net of income taxes ......................................   $  (1,354,656)
Accumulated net realized loss on investments sold, net of income taxes ....................      (2,712,065)
Net unrealized appreciation of investments and interest rate cap, net of income taxes .....      43,216,616
Par value .................................................................................          64,470
Paid-in capital ...........................................................................     113,572,192
                                                                                              -------------
     Total Net Assets .....................................................................   $ 152,786,557
                                                                                              =============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) ......................   $       23.70
                                                                                              =============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)       6,446,995
                                                                                              =============


                       See Notes to Financial Statements.                 Page 7

ENERGY INCOME AND GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)

INVESTMENT INCOME:
Dividends .................................................................................   $     128,165
Interest ..................................................................................          30,522
                                                                                              -------------
     Total investment income ..............................................................         158,687
                                                                                              -------------
EXPENSES:
Interest expense ..........................................................................       1,046,118
Investment advisory fees ..................................................................         966,075
Administration fees .......................................................................          96,308
Audit and legal fees ......................................................................          76,623
Printing fees .............................................................................          52,229
Trustees' fees and expenses ...............................................................          18,642
Custodian fees ............................................................................           9,454
Other .....................................................................................         225,921
                                                                                              -------------
     Total expenses .......................................................................       2,491,370
     Fees waived by the investment advisor ................................................        (241,519)
                                                                                              -------------
Net expenses ..............................................................................       2,249,851
                                                                                              -------------
NET INVESTMENT LOSS BEFORE TAXES ..........................................................      (2,091,164)
     Deferred income tax benefit ...............................................    736,508
                                                                                 ----------
     Total income tax benefit .............................................................         736,508
                                                                                              -------------
Net investment loss .......................................................................      (1,354,656)
                                                                                              -------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
AND INTEREST RATE CAP TRANSACTION:
Net realized loss on securities transactions ..............................................        (122,688)
                                                                                              -------------
Net realized loss on investments during the period before taxes ...........................        (122,688)
     Deferred income tax benefit ...............................................     43,211
                                                                                 ----------
     Total income tax benefit .............................................................          43,211
                                                                                              -------------
Net realized loss on investments during the period ........................................         (79,477)
                                                                                              -------------
Net change in unrealized appreciation of:
     Investments ..........................................................................      20,373,097
     Interest rate cap transaction ........................................................         224,132
                                                                                              -------------
Net change in unrealized appreciation of investments and interest rate cap transaction
   during the period before tax ...........................................................      20,597,229
     Deferred income tax expense ............................................... (7,254,344)
                                                                                 ----------
     Total income tax expense .............................................................      (7,254,344)
                                                                                              -------------
Net change in unrealized appreciation of investments and interest rate cap transaction
   during the period ......................................................................      13,342,885
                                                                                              -------------
Net realized and unrealized gains on investments and interest rate cap transaction ........      13,263,408
                                                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................   $  11,908,752
                                                                                              =============


Page 8                 See Notes to Financial Statements.

ENERGY INCOME AND GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SIX
                                                                                 MONTHS
                                                                                  ENDED           YEAR
                                                                                5/31/2006         ENDED
                                                                               (UNAUDITED)     11/30/2005
                                                                              -------------   -------------
OPERATIONS:
Net investment loss .......................................................   $  (1,354,656)  $  (2,206,923)
Net realized gain/(loss) on investments during the period .................         (79,477)      5,671,909
Net change in unrealized appreciation of investments and interest rate
  cap transaction during the period .......................................      13,342,885      12,686,390
Net increase from payment by the investment advisor and sub-advisor* ......              --          23,012
                                                                              -------------   -------------
Net increase in net assets resulting from operations ......................      11,908,752      16,174,388
                                                                              -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain on investments ..........................................              --      (5,613,501)
Return of capital .........................................................      (4,351,722)     (2,915,894)
                                                                              -------------   -------------
Total distributions to shareholders .......................................      (4,351,722)     (8,529,395)
                                                                              -------------   -------------

CAPITAL TRANSACTIONS:
Proceeds from 26,352 Common Shares reinvested .............................              --         591,262
                                                                              -------------   -------------
Total capital transactions ................................................              --         591,262
                                                                              -------------   -------------
Net increase in net assets ................................................       7,557,030       8,236,255

NET ASSETS:
Beginning of period .......................................................     145,229,527     136,993,272
                                                                              -------------   -------------
End of period .............................................................   $ 152,786,557   $ 145,229,527
                                                                              =============   =============
Accumulated net investment loss at end of period ..........................   $  (1,354,656)  $          --
                                                                              =============   =============

---------------------------------

*     See Note 3 in Notes to Financial Statements.


                       See Notes to Financial Statements.                 Page 9

ENERGY INCOME AND GROWTH FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations, after
  income tax expense ......................................................   $  11,908,752
Adjustments to reconcile net increase in net assets resulting from operations to net cash used by operating activities:
   Changes in assets and liabilities:
    Increase in investments, at value* ....................................     (37,848,913)
    Increase in interest rate cap** .......................................        (169,094)
    Increase in dividends receivable ......................................         (35,502)
    Decrease in interest receivable .......................................           5,015
    Increase in prepaid expenses ..........................................        (370,970)
    Increase in income taxes receivable ...................................         (70,664)
    Increase in receivable for investments sold ...........................        (128,428)
    Increase in payable for investment securities purchased ...............       8,254,973
    Decrease in interest expense payable ..................................         (20,697)
    Increase in investment advisory fees payable ..........................          21,616
    Decrease in audit and legal fees payable ..............................         (44,583)
    Increase in printing fees payable .....................................          21,196
    Increase in administrative fees payable ...............................           2,711
    Increase in custodian fees payable ....................................              47
    Decrease in Trustees' fees and expenses payable .......................          (9,508)
    Increase in accrued expenses ..........................................          35,330
    Increase in income tax liability ......................................       5,941,771
                                                                              -------------
CASH USED BY OPERATING ACTIVITIES .........................................                   $ (12,506,948)
CASH FLOWS FROM FINANCING ACTIVITIES:
    Distributions paid ....................................................      (4,351,722)
    Issuance of Energy Notes ..............................................      25,000,000
                                                                              -------------
CASH PROVIDED BY FINANCING ACTIVITIES......................................                      20,648,278
                                                                                              -------------
Increase in cash ..........................................................                       8,141,330
Cash at beginning of period ...............................................                       2,981,413
                                                                                              -------------
Cash at end of period .....................................................                   $  11,122,743
                                                                                              =============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest ..................................                   $   1,113,183

-----------------------------------------------
* Includes net change in unrealized appreciation on investments of $20,373,097.
** Includes net change in unrealized appreciation on interest rate cap of $224,132.


Page 10                See Notes to Financial Statements.

ENERGY INCOME AND GROWTH FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                               SIX MONTHS
                                                                  ENDED             YEAR              PERIOD
                                                                5/31/2006           ENDED              ENDED
                                                               (UNAUDITED)       11/30/2005         11/30/2004*
                                                               -----------       -----------        -----------
Net asset value, beginning of period .......................   $     22.53       $     21.34        $     19.10
                                                               -----------       -----------        -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ........................................         (0.21)            (0.34)             (0.13)
Net realized and unrealized gain on investments and interest
  rate cap transaction .....................................          2.06              2.86               2.74
                                                               -----------       -----------        -----------
Total from investment operations after income tax expense ..          1.85              2.52               2.61
                                                               -----------       -----------        -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net realized gain on investments ...........................            --             (0.88)                --
Return of capital ..........................................         (0.68)            (0.45)             (0.33)
                                                               -----------       -----------        -----------
Total from distributions ...................................         (0.68)            (1.33)             (0.33)
                                                               -----------       -----------        -----------
Common Shares offering costs charged to paid-in capital ....            --                --              (0.04)
                                                               -----------       -----------        -----------
Net asset value, end of period .............................   $     23.70       $     22.53        $     21.34
                                                               ===========       ===========        ===========
Market value, end of period ................................   $     20.70       $     20.92        $     22.12
                                                               ===========       ===========        ===========
TOTAL RETURN BASED ON NET ASSET VALUE (A)+ .................          8.50%            11.96%(f)          13.53%
                                                               ===========       ===========        ===========
TOTAL RETURN BASED ON MARKET VALUE (B)+ ....................          2.06%             0.29%             12.38%
                                                               ===========       ===========        ===========
Net assets, end of period (in 000's) .......................   $   152,787       $   145,230        $   136,993

RATIOS OF EXPENSES TO AVERAGE NET ASSETS:
  Net expense ratio excluding interest expense .............          1.63%**           1.57%              1.36%**
  Total expense ratio ......................................          3.38%**           2.64%              2.20%**
  Net expense ratio ........................................          3.05%**           2.33%              1.91%**
  Net expense ratio including tax expenses (g) .............         11.82%**           8.31%             18.09%**

RATIOS OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  Net investment loss ratio before tax expenses ............         (2.83)%**         (2.29)%            (1.49)%**
  Net investment loss ratio including tax expenses (g) .....        (11.61)%**         (8.27)%           (17.67)%**
  Portfolio turnover rate ..................................            14%               38%                35%

DEBT:
 Total Energy Notes outstanding ($25,000 per note) .........         2,360             1,360                N/A
 Principal amount and market value per Energy Notes (d)  ...   $    25,034       $    25,074                N/A
 Asset coverage per Energy Notes (e) .......................   $    89,740       $   131,786                N/A
 Total loan outstanding (in 000's) .........................           N/A               N/A        $    30,000
 Asset coverage per $1,000 senior indebtedness (c) .........           N/A               N/A        $     5,566

------------------------------------------------------------

*     The Fund commenced operations on June 17, 2004.
**    Annualized.
(a) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load.
(b) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share price per share, all based on Common Share market price per share.
(c) Calculated by subtracting the Fund's total liabilities (not including loan outstanding) from the Fund's total assets and dividing by the outstanding senior indebtedness.
(d)   Includes accumulated and unpaid interest.
(e) Calculated by subtracting the Fund's total liabilities (not including the Energy Notes) from the Fund's total assets and dividing by the outstanding Energy Notes.
(f) In 2005, the Fund received reimbursements from the investment advisor and sub-advisor. This reimbursement had no effect on the Fund's total returns.
(g) Includes tax expense associated with each component of the Statement of Operations.
+     Total return is not annualized for periods less than one year.


                       See Notes to Financial Statements.                Page 11

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                            MAY 31, 2006 (UNAUDITED)

                               1. FUND DESCRIPTION

Energy Income and Growth Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on March 25, 2004, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FEN on the American Stock Exchange.

The Fund's investment objective is to seek a high level of after-tax total return with an emphasis on current distributions paid to shareholders. The Fund seeks to provide its shareholders with an efficient vehicle to invest in a portfolio of cash-generating securities of energy companies. The Fund will focus on investing in publicly-traded master limited partnerships ("MLPs") and related public entities in the energy sector, which Fiduciary Asset Management, LLC (the "Sub-Advisor") believes offer opportunities for income and growth. Due to the tax treatment of cash distributions made by MLPs to their investors, a portion of the distributions received may be tax deferred, thereby maximizing cash available for distribution by the Fund to its shareholders. There can be no assurance that the Fund's investment objective will be achieved.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The Fund determines the net asset value of its Common Shares as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, no less frequently than weekly on Friday of each week. Net asset value is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all Fund liabilities (including accrued expenses, dividends payable, current and deferred income taxes and any borrowings of the Fund) by the total number of shares outstanding. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate taxable income allocable to the MLP units held in the Fund's portfolio and to estimate the associated deferred tax liability. From time to time, the Fund will modify its estimates and/or assumptions regarding its deferred tax liability as new information becomes available. To the extent the Fund modifies its estimates and/or assumptions, the net asset value of the Fund would likely fluctuate.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Fixed-income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recognized and recorded on the accrual basis, including amortization of premiums and accretion of discounts.

Distributions received from the Fund's investments in MLPs generally are comprised of return of capital from the MLP to the extent of the cost basis of such MLP investments. Cumulative distributions received in excess of the Fund's cost basis in an MLP generally are recorded as dividend income.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the Custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                            MAY 31, 2006 (UNAUDITED)

C. RESTRICTED SECURITIES:

The Fund may invest up to 35% of its Managed Assets, which is the average daily gross asset value of the Fund minus accrued liabilities (excluding the principal amount of any borrowings), in restricted securities. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. The Fund currently holds the restricted securities shown in the following table consisting of limited partnership units of Clearwater Natural Resources, L.P. ("Clearwater"), which were purchased in a private placement transaction. The Fund does not have the right to demand that such securities be registered. Restricted securities are valued at fair value in accordance with procedures adopted by the Fund's Board of Trustees.

                                                       CARRYING        CARRYING
                                                       VALUE PER    COST PER SHARE      5/31/06
                                                         SHARE      AT ACQUISITION      MARKET
                             ACQUISITION                5/31/06          DATE            VALUE         % OF
SECURITY                        DATE       SHARES    (RESTRICTED)    (RESTRICTED)    (RESTRICTED)   NET ASSETS
--------------------------------------------------------------------------------------------------------------
Clearwater Natural
Resources, L.P.               8/01/05      357,143      $20.00          $20.00       $  7,142,860       4.68%

Clearwater Natural
Resources,
L.P. - Rights                 8/01/05           17        0.00            0.00                  0       0.00
                                           -------                                   ------------   --------
                                           357,160                                   $  7,142,860       4.68%
                                           =======                                   ============   ========

D. DISTRIBUTIONS TO SHAREHOLDERS:

The Fund intends to make quarterly distributions to Common Shareholders. The Fund's distributions generally will consist of cash and paid-in-kind distributions from MLPs or their affiliates, dividends from common stocks, interest from debt instruments and income from other investments held by the Fund less operating expenses, including taxes. Distributions made from current and accumulated earnings and profits of the Fund will be taxable to shareholders as dividend income.

Distributions that are in an amount greater than the Fund's current and accumulated earnings and profits will represent a tax-deferred return of capital to the extent of a shareholder's basis in its Common Shares, and such distributions would correspondingly reduce the amount of realized loss upon the sale of the Common Shares. A reduction in the shareholder's basis would increase the realized gain or reduce the amount of realized loss upon the sale of the Common Shares. Additionally, distributions not paid from current and accumulated earnings and profits that exceed a shareholder's tax basis in its Common Shares will be taxed as a capital gain.

Distributions of $4,351,722 paid during the six months ended May 31, 2006, have been characterized as return of capital for tax purposes. However, the ultimate determination of the character of the distributions will be made after the 2006 calendar year end. Distributions will automatically be reinvested in additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

E. INCOME TAXES:

The Fund has elected to be treated as a regular C corporation for U.S. federal income tax purposes and as such will be obligated to pay federal and applicable state and foreign corporate taxes on its taxable income. The Fund's tax expense or benefit is included in the Statement of Operations based on the component of income or gains/(losses) to which such expense or benefit relates. The current U.S. federal maximum graduated income tax rate for corporations is 35%. In addition, the United States also imposes a 20% alternative minimum tax on the recalculated alternative minimum taxable income of an entity treated as a corporation. This differs from most investment companies, which elect to be treated as "regulated investment companies" under the United States Internal Revenue Code of 1986, as amended.

The tax deferral benefit the Fund derives from its investment in MLPs results largely because the MLPs are treated as partnerships for federal income tax purposes. As a partnership, an MLP has no income tax liability at the entity level. As a limited partner in the MLPs in which it invests, the Fund will be allocated its pro rata share of income, gains, losses, deductions and credits from the MLPs, regardless of whether or not any cash is distributed from the MLPs.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                            MAY 31, 2006 (UNAUDITED)

To the extent that the distributions received from the MLPs exceed the net taxable income realized by the Fund from its investment, a tax liability results. This tax liability is a deferred liability to the extent that MLP distributions received have not exceeded the Fund's adjusted tax basis in the respective MLPs. To the extent that distributions from an MLP exceed the Fund's adjusted tax basis, the Fund will recognize a taxable capital gain.

For the six months ended May 31, 2006, distributions of $6,467,976 received from MLPs have been classified as return of capital. The cost basis of applicable MLPs has been reduced accordingly.

The Fund's provision for income taxes is calculated in accordance with SFAS No. 109 ACCOUNTING FOR INCOME TAXES and consists of the following:

Deferred federal income taxes..................     $   6,415,756
Deferred other income taxes....................            58,869
                                                    -------------
Total income tax expense.......................     $   6,474,625
                                                    =============

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. At November 30, 2005, the Fund had a net operating loss for state income tax purposes of $990,266. The Fund's 2005 income tax provision includes a full valuation allowance against the deferred tax assets associated with this net operating loss. Components of the Fund's deferred tax assets and liabilities as of May 31, 2006 are as follows:

DEFERRED TAX ASSETS:
Federal net operating loss.....................     $     736,508
State net operating loss.......................            56,897
State income taxes.............................            69,231
Capital loss carryforward......................            43,211
                                                    -------------
Total deferred tax assets......................           905,847
Less: valuation allowance......................           (56,673)
                                                    -------------
Net deferred tax assets........................     $     849,174
                                                    =============
DEFERRED TAX LIABILITIES:
Unrealized gains on investment securities......     $  24,562,719
Other..........................................               771
                                                    -------------
Total deferred tax liabilities.................        24,563,490
                                                    -------------
Total net deferred tax liabilities.............     $  23,714,316
                                                    =============

Total income taxes differ from the amount computed by applying the federal statutory income tax rate of 35% to net investment income and realized and unrealized gains on investments.

Application of statutory income tax rate.......     $   6,434,182
State income taxes, net........................            40,443
                                                    -------------
Total..........................................     $   6,474,625
                                                    =============

F. EXPENSES:

The Fund will pay all expenses directly related to its operations.

G. INTEREST RATE CAP:

The Fund has entered into an interest rate cap transaction with Lehman Brothers Special Financing Inc. for the purpose of limiting the impact that higher short-term interest rates would have on the leverage costs of the Fund. The transaction has a notional amount of $34,000,000, a cap rate of 5.00% per annum and a termination date of May 3, 2010 and is marked to market with the change in value reflected in a "Net change in unrealized appreciation of interest rate cap transaction" on the Statement of Operations. The initial cost of the transaction, $552,500, was capitalized and is being amortized to expense on a straight line basis over the term of the transaction.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                            MAY 31, 2006 (UNAUDITED)

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets.

During the year ended November 30, 2005, the Fund's investment advisor and sub-advisor reimbursed the Fund for $35,403 in connection with an affiliated transaction.

Fiduciary Asset Management, LLC serves as the Fund's Sub-Advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives an annual portfolio management fee of 0.50% of Managed Assets that is paid monthly by First Trust from its investment advisory fee.

First Trust has agreed to waive fees and reimburse the Fund for expenses in an amount equal to 0.25% of the average daily Managed Assets of the Fund through June 24, 2006. The Sub-Advisor has agreed to bear a portion of this fee waiver and expense reimbursement obligation by reducing the amount of its full sub-advisory fee to 0.382% of the average daily Managed Assets. Waivers and reimbursements are reported as "Fees waived by the investment advisor" on the Statement of Operations.

PFPC Inc., an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, also an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

The Fund pays each Trustee who is not an officer or employee of First Trust or any of its affiliates ("Disinterested Trustees") an annual retainer of $10,000, which includes compensation for all board and committee meetings. Until December 31, 2005, additional fees of $1,000 and $500 were paid to Disinterested Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees are shared by the funds in the First Trust fund complex that participate in the particular meeting and were not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings. Effective January 1, 2006, the Disinterested Trustees are no longer paid additional fees for special board meetings and non-regular committee meetings.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended May 31, 2006, were $46,675,575 and $29,077,071, respectively.

As of May 31, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $75,892,197 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $228,224.

                                5. COMMON SHARES

As of May 31, 2006, 6,446,995 of $0.01 par value Common Shares were issued and outstanding. An unlimited number of Common Shares has been authorized under the Fund's Dividend Reinvestment Plan.

COMMON SHARE TRANSACTIONS WERE AS FOLLOWS:

                                              SIX MONTHS ENDED            YEAR ENDED
                                                MAY 31, 2006          NOVEMBER 30, 2005
                                            --------------------    ----------------------
                                            SHARES        AMOUNT    SHARES        AMOUNT
                                            ------        ------    -------     ----------
Issued as reinvestment of dividends under
  the Dividend Reinvestment Plan                --        $   --     26,352     $  591,262
                                            ------        ------    -------     ----------
                                                --        $   --     26,352     $  591,262
                                            ======        ======    =======     ==========

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                            MAY 31, 2006 (UNAUDITED)

                                 6. ENERGY NOTES

The Fund's Declaration of Trust authorizes the issuance of notes as determined by the Board of Trustees without the approval of Common Shareholders. As of May 31, 2006, the Fund has 1,360 Series A Energy Notes ("Series A"), and 1,000 Series B Energy Notes ("Series B") outstanding at a principal value of $25,000 per note. The principal amounts of the Series A and Series B will be due and payable on March 2, 2045 and March 30, 2046, respectively. The Series A and Series B offering costs of $158,761 and $99,326 and commissions of $340,000 and $250,000, respectively, paid directly to Lehman Brothers were capitalized and are being amortized to expense on a straight line basis over the term of each of the Series A and Series B Energy Notes.

An auction of the Series A Notes is generally held every 28 days. An Auction of the Series B Notes is generally held every 7 days. The Series A and Series B Notes will pay interest at annual rates that may vary for each auction rate period. Existing note holders may submit an order to buy, sell or hold such notes on each auction date.

The Series A Notes annual interest rate in effect as of May 31, 2006, was 5.021%. The interest rate, as set by the auction process, is generally expected to vary with short-term interest rates. The high and low annual interest rates during the six months ended May 31, 2006, were 5.021% and 4.014%, respectively, and the average interest rate was 4.531%.

The Series B Notes annual interest rate in effect as of May 31, 2006, was 5.011%. The interest rate, as set by the auction process, is generally expected to vary with short-term interest rates. The high and low annual interest rates during the six months ended May 31, 2006, were 5.031% and 4.739%, respectively, and the average interest rate was 4.872%.

                               7. CREDIT AGREEMENT

The Fund has a credit agreement with the Custodial Trust Company of Bear Stearns, under which the Fund may borrow from the Custodial Trust Company an aggregate amount of up to the lesser of $30,000,000 or the maximum amount the Fund is permitted to borrow under the 1940 Act. For the six months ended May 31, 2006 , the average amount outstanding was $4,625,000 with a weighted average interest rate of 5.547%. This credit agreement has no maturity date and can be paid or called at any time. As of May 31, 2006, the Fund had no outstanding borrowings under this credit agreement.

                        8. CONCENTRATION OF CREDIT RISKS

The Fund intends to invest at least 85% of its Managed Assets in securities issued by energy companies, energy sector MLPs and MLP-related entities. Given this industry concentration, the Fund will be more susceptible to adverse economic or regulatory occurrences affecting that industry than an investment company that is not concentrated in a single industry. Energy issuers may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments.

                              9. SUBSEQUENT EVENTS

On June 20, 2006, the Fund declared a dividend of $0.345 per share to Common Shareholders of record July 18, 2006, payable July 31, 2006.

Effective June 12, 2006, the Board of Trustees of the Fund unanimously appointed Robert F. Keith to the Board of Trustees and as a member of the Fund's Audit Committee, Valuation Committee and Nomination and Governance Committee.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                            MAY 31, 2006 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
            (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the American Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                            MAY 31, 2006 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

                                BY-LAW AMENDMENTS

On December 12, 2005 and again on June 12, 2006, the Board of Trustees of the Fund approved certain changes to the By-Laws of the Fund which may have the effect of delaying or preventing a change in control of the Fund. To receive a copy of the revised By-Laws, investors may call the Fund at (800) 988-5891.

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING CONTINUATION OF MANAGEMENT AND SUB-ADVISORY CONTRACT

The Trustees unanimously approved the continuation of the Investment Management Agreement (the "Agreement") between First Trust Advisors L.P. ("First Trust") and Energy Income and Growth Fund (the "Fund") at a meeting held on March 13, 2006. The Board of Trustees determined that the Agreement is in the best interests of the Fund and that the compensation arrangement set forth in the Agreement is fair and reasonable in light of the nature, extent and quality of the services provided by First Trust and such other matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment.

To reach this determination, the Trustees considered their duties under the Investment Company Act of 1940, as amended (the "1940 Act") as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Trustees in voting on such agreements. The Independent Trustees received advice from independent legal counsel. The Trustees also applied their business judgment to determine whether the arrangement between the Fund and First Trust was a reasonable business arrangement from the Fund's perspective as well as from the perspective of its shareholders. In reviewing such arrangement, the Board of Trustees considered factors such as the nature, quality and extent of services provided by First Trust under the Agreement and the fairness of the fee charged, whether the fee level reflects any economies of scale, and any profitability realized by First Trust under the Agreement.

The Trustees considered the nature, quality and extent of services provided by First Trust, including the overall administration of the Fund and First Trust's oversight of Fiduciary Asset Management, LLC ("FAMCO"), the Fund's sub-adviser. The Board considered the experience and skills of the personnel primarily responsible for providing services to the Fund and noted the compliance program that had been developed by First Trust. In light of these considerations and their overall familiarity with First Trust, the Trustees concluded that the nature, quality and extent of services provided by First Trust to the Fund have been and are expected to remain satisfactory.

The Trustees reviewed data prepared by Lipper Inc. ("Lipper"), an independent source, showing the management fees and expense ratios of the Fund compared to those of a peer group that included six other leveraged and non-leveraged closed-end sector equity funds. The Trustees also considered the Fund's management fees and expense ratios as compared to a second peer group of one other closed end sector equity fund currently using debt leverage, as selected by First Trust using data compiled by Lipper. The Trustees noted that First Trust had agreed to waive its management fee or reimburse Fund expenses in an amount equal to .25% of the average daily Managed Assets of the Fund through June 24, 2006. The Trustees noted that the Fund's management fees were at the median of the Lipper peer group and the same as the management fees of the other fund in the First Trust-selected peer group, and the Fund's expense ratios were in the fifth quintile of the Lipper peer group but, with the fee waiver/expense reimbursement, were lower than the other fund in the First Trust-selected peer group. The Independent Trustees requested that the fee waiver/expense reimbursement continue through March 25, 2007. The Trustees also considered the Fund's performance for the one year and since-inception periods ended December 31, 2005 as compared to that of the other funds in the peer group and performance universe selected by Lipper and the peer group and performance universe selected by First Trust. The Board noted the Fund's disappointing performance compared to the Lipper peer group but good one year performance compared to both peer universes. The Board also noted that the Fund's absolute performance was positive for both periods reviewed. In addition, the Trustees considered the market price and net asset value performance of the Fund since inception, and compared the Fund's premium/discount to the average and median premium/discount of each peer group, noting that the Fund's

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                            MAY 31, 2006 (UNAUDITED)

premium/discount was indicative of the asset class. The Trustees concluded that the Fund's performance was reasonable, particularly in light of the difficulty in identifying peer funds for comparison. On the basis of the information provided, the Trustees concluded that the Fund's management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by First Trust.

The Trustees noted that First Trust has continued to invest in personnel and infrastructure and had not identified any economies of scale realized by the Fund and had indicated that, because the Fund was a closed-end fund that is not issuing more shares other than pursuant to its dividend reinvestment plan, First Trust believed that any discussion of economies of scale was not meaningful. The Trustees concluded that the management fee reflects an appropriate level of sharing of any economies of scale. The Trustees also considered the costs of the services provided and profits realized by First Trust from its relationship with the Fund for the twelve months ended December 31, 2005, as set forth in the materials provided to the Board. The Trustees noted the inherent limitations in the profitability analysis, and concluded that First Trust's profitability appeared to be not unreasonable in light of the services provided to the Fund. In addition, the Trustees considered and discussed any ancillary benefits derived by First Trust from its relationship with the Fund and noted that First Trust receives no brokerage or soft dollars from the Fund and therefore the typical fall out benefits are not present. The Trustees concluded that any other fall out benefits received by First Trust or its affiliates would appear to be attenuated. Based on all of the factors considered, the Trustees concluded that it was in the best interests of the Fund to approve the continuation of the Agreement, including the fees to be charged for the services thereunder. No single factor was determinative in the Board's analysis.

At the March 13, 2006 meeting, the Trustees also approved the continuation of the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement") among the Fund, First Trust and FAMCO, after considering the factors discussed above, as well as the following information. The Trustees considered the nature, quality and extent of services provided by FAMCO under the Sub-Advisory Agreement. They received a presentation from representatives of FAMCO. They concluded that FAMCO had managed the Fund consistent with its investment objectives and policies. The Trustees considered the sub-advisory fee rate (which is paid by First Trust out of the management fee it receives from the Fund) as compared to the sub-advisory fees of one other sub-advised sector equity fund that uses debt leverage (and also sub-advised by FAMCO), based on data provided by Lipper, and noted that the Fund's sub-advisory fee rate was equal to that of the other fund. The Trustees noted that FAMCO has agreed to bear a portion of the fee waiver and expense reimbursement obligation by reducing the amount of its sub-advisory fee by 0.382% of the Fund's average daily Managed Assets. The Independent Trustees requested that this fee waiver continue through March 25, 2007. The Trustees also considered information provided by FAMCO as to the fees it charges to other clients, which generally were higher than those it receives under the Sub-Advisory Agreement. The Trustees considered FAMCO's representation that economies of scale are not as evident in regards to closed-end funds since the assets are fixed and that any economies of scale realized by FAMCO will be across a variety of products and services and not only in respect to the Fund. Based on the information provided, the Trustees concluded that the sub advisory fees were reasonable. The Trustees considered the sub-advisory fee rate and how it related to the overall management fee structure of the Fund. The Trustees considered that the sub-advisory fee rate was negotiated at arm's length between First Trust and FAMCO, an unaffiliated third party, and that First Trust compensates FAMCO from its fees. The Trustees also considered data provided by FAMCO as to the profitability of the Sub-Advisory Agreement to FAMCO. The Trustees noted the inherent limitations in this profitability analysis and concluded that the profitability analysis for First Trust was more relevant, although the profitability of the Sub-Advisory Agreement appeared to be not unreasonable in light of the services provided to the Fund. The Trustees considered the fall-out benefits realized by FAMCO from its relationship with the Fund and noted that FAMCO maintains soft-dollar arrangements. The Board considered FAMCO's summary of its soft-dollar policies and procedures.

Based on all of the factors considered, the Trustees concluded that it was in the best interests of the Fund to approve the continuation of the Sub-Advisory Agreement, including the fees to be charged for the services thereunder. No single factor was determinative in the Board's analysis.

                 SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of First Trust Strategic High Income Fund, Energy Income and Growth Fund, First Trust Value Line 100(R) Fund, First Trust/Fiduciary Asset Management Covered Call Fund, First Trust/Aberdeen Global Opportunity Income Fund and First Trust/FIDAC Mortgage Income Fund was held on April 17, 2006. At the Annual Meeting, the Fund's Board of Trustees, consisting of James A. Bowen, Niel B. Nielson, Thomas R. Kadlec and Richard E. Erickson, were elected to serve an additional one-year term. The number of votes cast for James A. Bowen was 6,042,567, the number of votes withheld was 68,435 and the number of abstentions was 335,993. The number of votes cast for Niel B. Nielson was 6,040,846, the number of votes withheld was 70,156 and the number of abstentions was 335,993. The number of votes cast for Richard E. Erickson was 6,042,453, the number of votes withheld was 68,549 and the number of abstentions was 335,993. The number of votes cast for Thomas R. Kadlec was 6,041,157, the number of votes withheld was 69,845 and the number of abstentions was 335,993.

                       This Page Left Blank Intentionally.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) ENERGY INCOME AND GROWTH FUND

By (Signature and Title)* /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date  July 27, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  July 27, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date  July 27, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.